Financial Liabilities at Fair Value Through Profit or Loss - Non-trading Derivatives by Type (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	€ 2,331	€ 3,541
Fair value hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	317	672
Cash flow hedges [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	339	671
Hedges of net investments in foreign operations [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	71	33
Other non-trading derivatives [member]
Disclosure of fair value measurement of liabilities [line items]
Non-trading derivatives by type	€ 1,604	€ 2,165